Forward Contract Receivable - Summary of Assets Measured at Fair Value (Details) - Fair Value, Recurring [Member] - Foreign Exchange Forward [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contract receivable	$ 50	$ 1,780	$ 1,864
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contract receivable	$ 50	$ 1,780	$ 1,864